Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

NOTE 2 – Securities

The fair value of available-for-sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

		(Dollars in thousands)
		Gross	Gross	Estimated
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
December 31, 2012
U.S. government sponsored entities	$23,009	$94	$(7)	$23,096
Collateralized mortgage obligations and residential mortgage-backed securities	96,782	3,147	(15)	99,914
Municipal securities	58,946	4,155	(28)	63,073
Collateralized debt obligations	5,208	-	(3,816)	1,392
Total securities available-for-sale	$183,945	$7,396	$(3,866)	$187,475

December 31, 2011
U.S. government sponsored entities	$15,610	$41	$(3)	$15,648
Collateralized mortgage obligations and residential mortgage-backed securities	107,569	3,630	(2)	111,197
Municipal securities	54,738	4,018	-	58,756
Collateralized debt obligations	5,214	-	(3,853)	1,361
Total securities available-for-sale	$183,131	$7,689	$(3,858)	$186,962

During August 2011, management transferred its entire held-to-maturity securities portfolio to available-for-sale. The book value of the securities transferred totaled approximately $16.4 million, with an unrealized gain of approximately $1.0 million that was recorded as a component of other comprehensive income at the date of transfer. All held-to-maturity securities were transferred to available-for-sale to avoid the potential implication that any remaining held-to-maturity securities would be tainted by a partial transfer. In addition, the transfer provides management the ability to sell lower balance odd lot securities, divest of certain securities to reduce credit or interest rate risk within the portfolio, and be positioned to take advantage of other portfolio restructuring opportunities.

The fair value of available-for-sale debt securities and carrying amount, if different, at year end 2012 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	(Dollars in thousands)
	Available-for-sale
	Estimated	Tax-
	Fair	Equivalent
December 31, 2012	Value	Yield (%)
Due in one year or less	$972	5.98
Due from one to five years	14,942	3.08
Due from five to ten years	38,313	4.16
Due over ten years	33,334	4.81
Collateralized mortgage obligations and residential mortgage-backed securities	99,914	2.86
Total	$187,475	3.51

Sales of available-for-sale securities were as follows:

	(Dollars in thousands)
	December 31,	December 31,
	2012	2011

Proceeds	$25,900	22,713
Gross gains	1,120	981
Gross losses	-	(15)

The tax provisions related to these net realized gains were approximately $440,000 for 2012 and $380,000 for 2011.

Accumulated other comprehensive income/(loss) balances, net of tax, related to available-for-sale securities, were as follows:

(Dollars in thousands)
Unrealized
gain/(loss)
Beginning balance, December 31, 2011	$2,476
Current period change	(192)
Ending balance, December 31, 2012	$2,284

Securities with carrying values of approximately $32,935,000 and $70,412,000 were pledged as of December 31, 2012 and 2011, respectively, as collateral for repurchase agreements, public funds, and for other purposes as permitted or required by law. The reduction in pledged securities is a result of the lifting of a state requirement to pledge securities for public funds on deposit.

Securities with unrealized losses at December 31, 2012 and 2011 not recognized in income are as follows:

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2012
U.S. government sponsored entities	$3,492	$(7)	$-	$-	$3,492	$(7)
Collateralized mortgage obligations and residential mortgage-backed securities	2,294	(15)	-	-	2,294	(15)
Municipal securities	3,330	(28)	-	-	3,330	(28)
Collateralized debt obligations	-	-	1,392	(3,816)	1,392	(3,816)
Total temporarily impaired	$9,116	$(50)	$1,392	$(3,816)	$10,508	$(3,866)
Number of securities		14		4		18

	(Dollars in thousands)
	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2011
U.S. government sponsored entities	$1,287	$(3)	$-	$-	$1,287	$(3)
Collateralized mortgage obligations and residential mortgage-backed securities	2,030	(2)	-	-	2,030	(2)
Municipal securities	-	-	-	-	-	-
Collateralized debt obligations	-	-	1,361	(3,853)	1,361	(3,853)
Total temporarily impaired	$3,317	$(5)	$1,361	$(3,853)	$4,678	$(3,858)
Number of securities		2		4		6

Unrealized losses on securities have not been recognized into income because the securities are of high credit quality or have undisrupted cash flows. Management has the intent and ability to hold the securities for the foreseeable future, and the decline in fair value is largely due to changes in interest rates and volatility in the securities markets. The fair values are expected to recover as the securities approach maturity